Revenue	6 Months Ended
Jun. 30, 2026
Revenue from contracts with customers [Abstract]
Revenue	Revenue
Disaggregated revenue
The following table summarizes the Group’s revenue from contracts with customers, disaggregated by the type of good or service and timing of transfer of control of such goods and services to customers during the six months ended 30 June 2026 and 2025:

	30 June
	2026	2025
Product and service revenue (point in time revenue recognition)	105,939	204,733
License revenue (point in time revenue recognition)	39,750	—
Performance revenue (point in time revenue recognition)	2,854	27,874
Development revenue (over time revenue recognition)	63,094	73,397
	211,637	306,004
During the six months ended 30 June 2026, the Company recognized revenue of $39.8 million under a strategic licensing and commercialization agreement entered into during the second quarter of 2026 with an entity under common control/influence (see Note 18). Additional consideration may become payable upon achievement of future contractual milestones.
Revenue from customers based on the geographic market in which the revenue is earned, which predominantly aligns with the rights conveyed to the Group’s customers pursuant to its out-license contracts, is as follows:

	30 June
	2026	2025
Europe	101,443	154,357
USA	84,354	138,422
Rest of World	25,840	13,225
	211,637	306,004

Contract assets and liabilities
A reconciliation of the beginning and ending balances of contract assets and contract liabilities is shown in the table below:

	Contract Assets	Contract Liabilities
31 December 2025	187,374	35,864
Contract asset additions	87,687	—
Amounts transferred to trade receivables	(40,416)	—
Customer prepayments	—	11,305
Revenue recognized	—	(24,330)
Foreign currency adjustment	(965)	(472)
30 June 2026	233,680	22,367
The net increase in contract assets as of 30 June 2026 is primarily attributable to additions resulting from revenue recognized as performance obligations were satisfied. These increases were partially offset by transfers to trade receivables upon the Group's right to consideration becoming unconditional and no longer contingent on further performance. The net decrease in contract liabilities as of 30 June 2026 is due to revenue recognized when the performance obligation has been met which is offset by customer prepayments in advance of the Group's performance. As of 30 June 2026, $165.0 million and $68.7 million are recorded as non-current contract assets and current contract assets, respectively. Non-current contract assets will materialize over the next 2 to 4 years. As of 30 June 2026, $4.2 million and $18.2 million are recorded as non-current contract liabilities and current contract liabilities, respectively. Non-current contract liabilities will be recognized as revenue over the next 2 to 3 years as either services are rendered or contractual milestones are achieved, depending on the performance obligation to which the payment relates.
Remaining performance obligations
Due to the long-term nature of the Group’s out-license contracts, the Group’s obligations pursuant to such contracts represent partially unsatisfied performance obligations at the end of the period. The revenues under existing out-license contracts with original expected durations of more than one year are estimated to be $343.8 million. The Group expects to recognize the majority of these revenues over the next 5 years.
The Company’s significant commercialization agreements provide partners with rights to commercialize specified biosimilar products in designated territories. The Company generally retains responsibility for development and supply activities, while commercialization partners are responsible for commercialization and certain regulatory activities. Revenue recognized under these agreements includes milestone consideration, development services, licenses and product supply revenue. The Company’s contract assets and remaining performance obligations primarily relate to these arrangements.
Out-license agreements

Teva Pharmaceutical Industries Ltd. (Teva)
In August 2020, the Group entered into an exclusive commercialization agreement with Teva for multiple biosimilar product candidates in the United States. Under the agreement, the Group is responsible for development, registration and supply of the products, while Teva is responsible for commercialization activities in the licensed territory.
Through 30 June 2026, the Group received $150.0 million of upfront and milestone consideration under the arrangement. The Group remains entitled to significant additional development, regulatory, commercial and sales-based milestone payments upon achievement of specified contractual events. As consideration for product supply, the Group is entitled to a revenue share based on Teva's net sales of licensed products.

STADA Arzneimittel AG (Stada)
In November 2019, the Group entered into an exclusive commercialization agreement with Stada covering multiple biosimilar products in key European markets and selected markets outside Europe. Under the agreement, the Group is responsible for the development, registration and supply of the biosimilars, while Stada is responsible for commercialization activities in the licensed territories pursuant to intellectual property rights granted by the Group.
Through 30 June 2026, the Group received $105.6 million of upfront and milestone consideration under the arrangement. The Group remains entitled to additional development, regulatory, commercial and sales-based milestone payments upon achievement of specified contractual events. In addition, the Group is entitled to sales-based consideration derived from the commercialization of licensed products by Stada and its affiliates.

Advanz Pharma Holdings (Advanz Pharma)
In February 2023, the Group entered into commercialization agreements with Advanz Pharma covering multiple biosimilar products in Europe and selected international markets, including Canada, Australia and New Zealand. The agreements have been expanded over time to include additional biosimilar products and territories. Under the agreements, the Group is responsible for development, registration and supply of the products, while Advanz Pharma is responsible for commercialization activities in the licensed territories.
Through 30 June 2026, the Group received $227.9 million of upfront and milestone consideration under the agreements. The Group remains entitled to significant additional development, regulatory, commercial and sales-based milestone payments upon achievement of specified contractual events. In addition, the Group is entitled to sales-based consideration derived from the commercialization of licensed products by Advanz Pharma and its affiliates.

Alvogen Inc. (Alvogen)
In December 2025, the Group entered into a commercialization agreement with Alvogen covering multiple biosimilar products in the United States. Under the agreement, the Group is responsible for development, registration and supply of the products, while Alvogen is responsible for commercialization activities in the licensed territory. Alvogen is a related party to the Company (refer to Note 18).
Through 30 June 2026, the Group received $15.0 million of upfront and milestone consideration under the arrangement. The Group remains entitled to additional development, regulatory, commercial and sales-based milestone payments upon achievement of specified contractual events. In addition, the Group is entitled to sales-based consideration derived from the commercialization of licensed products by Alvogen and its affiliates.